           THIS NOTICE CONTAINS IMPORTANT INFORMATION CONCERNING YOUR
                      LIFESTAGES(R) ACCESS VARIABLE ANNUITY

                                 April 10, 2003


                     ADDITIONAL PREMIUMS NO LONGER ACCEPTED

         Effective immediately, no additional premium payments will be accepted into the LifeStages(R) Access Variable Annuity. Any reference to additional premium payments contained in the prospectus for this annuity is, by this notice, deleted.

         Since you may no longer make premium payments into the LifeStages(R) Access Variable Annuity, any additional premiums received for this annuity will be returned.





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This notice is a supplement to the LifeStages(R) Access Variable Annuity
Prospectus dated May 1, 2002, and amends the Prospectus for the LifeStages(R) Access Variable Annuity policies. You should read this information carefully and retain this supplement for future reference together with the prospectus. LifeStages(R) Access Variable Annuity Invests in NYLIAC Variable Annuity Separate Account-III.


                 New York Life Insurance and Annuity Corporation
                                51 Madison Avenue
                            New York, New York 10010

           THIS NOTICE CONTAINS IMPORTANT INFORMATION CONCERNING YOUR
                        MAINSTAY ACCESS VARIABLE ANNUITY

                                  April 7, 2003


                     ADDITIONAL PREMIUMS NO LONGER ACCEPTED

         Effective immediately, no additional premium payments will be accepted into the MainStay Access Variable Annuity. Any reference to additional premium payments contained in the prospectus for this annuity is, by this notice, deleted.

         Since you may no longer make premium payments into the MainStay Access Variable Annuity, any additional premiums received for this annuity will be returned.





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This notice is a Supplement to the MainStay Access Variable Annuity Prospectus
dated May 1, 2002, and amends the Prospectus for the MainStay Access Variable Annuity policies. You should read this information carefully and retain this supplement for future reference together with the prospectus. MainStay Access Variable Annuity invests in NYLIAC Variable Annuity Separate Account-III.


                 New York Life Insurance and Annuity Corporation
                                51 Madison Avenue
                            New York, New York 10010